UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number       811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

431 N. Pennsylvania St. Indianapolis, IN        46204
(Address of principal executive offices)      (Zip code)

Timothy Ashburn
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:            12/31

Date of reporting period:  12/31/03

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

                                 ACM Convertible
                                 Securities Fund








                                  Annual Report


                                December 31, 2003







                                  Fund Advisor:

                     Ariston Capital Management Corporation
                        40 Lake Bellevue Drive, Suite 220
                           Bellevue, Washington 98005




For a prospectus and more information, including charges and expenses call 1-888-387-2273. The Prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

                         ACM CONVERTIBLE SECURITIES FUND
                 (Formerly Ariston Convertible Securities Fund)

            Management's Discussion and Analysis of Fund Performance

Our Fund was ranked as the top-performing convertible securities fund for 2003 in the Lipper, Inc. convertible securities fund category. The Fund's total return was 45.92% for the year ended December 31, 2003, compared to the average return of 26.71% for other convertible securities funds included by Lipper in this category. The Fund's total return (after deducting fees and expenses) was significantly higher than the 28.69% return of the S&P 500 Index, while trailing slightly the 50.01% return for the Nasdaq Composite Index, for the year ended December 31, 2003 (the indices' returns do not include the deduction of any fees or expenses). The Fund's portfolio was overweighted in technology and biotechnology companies, compared to its peer group and the S&P 500 Index, which led to the Fund's outperformance.

We believe that both the bull market in stocks and the economic recovery are relatively young. Last year, almost all sectors of the stock market advanced. In our opinion, this will change in 2004 as the investment focus becomes more concentrated on established companies with long-term growth potential, such as biotechnology, semiconductor and financial services companies. These are companies with superior long-term growth trends that are driven by irreversible transformations within the economy. We compare these to cyclical growth companies, whose fortunes are driven by overall economic growth and whose stocks rise and fall with the business cycle, such as automobile manufacturers, airlines and steel companies. We believe that the next phase of the bull market will be characterized by the established growth stocks outperforming and the cyclical growth companies underperforming.

Our management style has always emphasized investing in established companies with long-term growth potential that are franchise leaders in rapidly growing industries. We look for companies that are profitable, that have large cash reserves and seasoned owners/managers, and whose earnings growth is several times faster than the earnings growth of the overall stock market. We have always concentrated the Fund's portfolio in our best ideas. While this means our Fund's portfolio is more concentrated and has the potential for higher volatility than the average convertible securities fund, we believe it can lead to superior results in the long-term.

We are excited about our Fund's portfolio and it prospects in the future. We have invested our liquid capital and retirement savings in our Fund along side the investments of our fellow shareholders.

We appreciate your continued support and confidence. We always welcome the opportunity to discuss any questions you may have about your investment in the Fund.

ARISTON CAPITAL MANAGEMENT



Richard B. Russell
President

February 4, 2004

Investment Results

-------------------------------------------------------------------------------
                                           Average Annual Total Returns
                                       (for periods ended December 31, 2003)


                                      One Year       Five Year        10 Year
                                    ------------  ---------------  ------------

ACM Convertible Securities Fund         45.92%          4.92%          6.35%

NASDAQ Composite Index                  50.01%         -1.78%         10.30%

S&P 500 Index                           28.69%         -0.57%         11.07%

-------------------------------------------------------------------------------

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 and NASDAQ Composite Indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund's portfolio.

Comparison of the Growth of a $10,000 Investment in the ACM Convertible Securities Fund, NASDAQ Composite Index, and the S&P 500 Index

                        Ariston          S&P              NASDAQ

      12/31/93        10,000.00        10,000.00       10,000.00
      12/31/94        10,268.46        10,246.85        9,679.98
      12/31/95        12,199.67        14,093.14       13,646.61
      12/31/96        12,702.21        17,326.74       16,789.72
      12/31/97        14,151.30        23,106.02       20,508.01
      12/31/98        14,760.89        29,708.69       28,751.06
      12/31/99        29,122.95        35,959.41       53,511.88
      12/31/00        24,824.40        33,686.30       32,546.88
      12/31/01        18,312.51        28,804.42       25,777.63
      12/31/02        12,860.69        22,433.91       17,722.94
      12/31/03        18,766.83        28,862.59       26,713.98

The chart above assumes an initial investment of $10,000 made on December 31, 1993 and held through December 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

ACM Convertible Securities Fund
Schedule of Investments
December 31, 2003

Common Stocks - 44.60%                                              Shares              Value
                                                                  -----------         -----------

Biological Products (No Diagnostic Substances) - 14.33%
Genzyme Corp. (a)                                                     26,000          $ 1,282,840
                                                                                      -----------

Radio & Tv Broadcasting & Communications Equipment - 8.73%
QUALCOMM, Inc.                                                        14,500             781,985
                                                                                      -----------

Semiconductors & Related Devices - 18.87%
Analog Devices, Inc.                                                  37,000           1,689,050
                                                                                      -----------

Services - Prepackaged Software - 2.67%
Veritas Software Company                                               6,424             238,716
                                                                                      -----------

TOTAL COMMON STOCKS (Cost $1,207,324)                                                  3,992,591
                                                                                      -----------

                                                                  Principal
Convertible Corporate Bonds - 54.27%                                Amount
                                                                  -----------

Biological Products (No Diagnostic Substances) - 5.82%
Gilead Sciences, Inc., 2.000%, 12/15/2007                          $ 380,000             520,600
                                                                                      -----------

Communication Equipment - 3.91%
UTStarcom, Inc., 0.875%, 3/1/2008                                    205,000             349,781
                                                                                      -----------

Computer Storage Devices - 9.14%
Sandisk Corp., 4.500%, 11/15/2006                                    240,000             818,700
                                                                                      -----------

Miscellaneous Manufacturing Industries - 5.37%
International Game Technology, 0.000%, 1/29/2033                     600,000             480,750
                                                                                      -----------

Pharmaceutical Preparations - 6.80%
Medicis Pharmaceutical Corp., 2.500%, 6/4/2032                       150,000             205,125
TEVA Pharmaceutical Industries, Ltd., 0.750%, 8/15/2021              300,000             403,500
                                                                                      -----------
                                                                                         608,625
                                                                                      -----------

Services - Computer Processing & Data Preparation - 2.13%
Affiliated Computer Services, Inc., 3.500%, 2/15/2006                150,000             190,500
                                                                                      -----------


Services - Computer Programming, Data Processing, Etc. - 5.16%
Gtech Holdings Corp., 1.750%, 12/15/2021                             250,000             461,875
                                                                                      -----------

Services - Prepackaged Software - 15.94%
HNC Software, Inc., 5.250%, 9/1/2008                                 265,000             288,850
Mercury Interactive Corp., 0.000%, 5/1/2008                          185,000             213,212
Symantec Corp., 3.000%, 11/1/2006                                    450,000             925,313
                                                                                      -----------
                                                                                       1,427,375
                                                                                      -----------

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,691,109)                                    4,858,206
                                                                                      -----------

Money Market Securities - 1.24%
Huntington Money Market Fund - Investment Shares, 0.20% (b)          110,838             110,838
                                                                                      -----------

TOTAL MONEY MARKET SECURITIES (Cost $110,838)                                            110,838
                                                                                      -----------

TOTAL INVESTMENTS (Cost $5,009,271) - 100.11%                                         $ 8,961,635
                                                                                      -----------

Liabilities in excess of other assets - (0.11)%                                          (10,233)
                                                                                      -----------

TOTAL NET ASSETS - 100.00%                                                            $ 8,951,402
                                                                                      ===========

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Assets and Liabilities
December 31, 2003



Assets

Investments in securities, at value (cost $5,009,271)                                                $ 8,961,635
Interest receivable                                                                                       12,537
                                                                                                 ---------------
     Total assets                                                                                      8,974,172
                                                                                                 ----------------

Liabilities
Accrued advisory fees                                                                                     12,133
Payable for fund shares redeemed                                                                          10,637
                                                                                                 ----------------
     Total liabilities                                                                                    22,770
                                                                                                 ----------------

Net Assets                                                                                           $ 8,951,402
                                                                                                 ================

Net Assets consist of:
Capital stock and paid in capital                                                                      9,125,508
Accumulated net realized gain (loss) on investments                                                   (4,126,470)
Net unrealized appreciation (depreciation) on investments                                              3,952,364
                                                                                                 ----------------

Net Assets,                                                                                          $ 8,951,402
                                                                                                 ================

Net Asset Value

Offering price and redemption price per share ($8,951,402 / 555,699 shares outstanding)                  $ 16.11
                                                                                                 ================

See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statement of Operations
Year ended December 31, 2003



Investment Income
Dividend income                                                                                            $ 5,472
Interest income                                                                                             86,178
Accretion of discount                                                                                        2,723
Amortization of premium                                                                                   (146,007)
                                                                                                    ---------------
  Total Income                                                                                             (51,634)
                                                                                                    ---------------

Expenses
Investment advisor fee                                                                                     165,540
Trustee expenses                                                                                             1,902
                                                                                                    ---------------
  Total Expenses                                                                                           167,442
                                                                                                    ---------------
Net Investment Income (Loss)                                                                              (219,076)
                                                                                                    ---------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                          341,813
Net realized gain (loss) on options                                                                       (119,848)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                              2,624,840
                                                                                                    ---------------
Net realized and unrealized gain (loss) on investment securities                                         2,846,805
                                                                                                    ---------------
Net increase (decrease) in net assets resulting from operations                                        $ 2,627,729
                                                                                                    ===============



See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Statements of Changes In Net Assets

                                                                               Year ended           Year ended
Increase (Decrease) in Net Assets                                             Dec. 31, 2003        Dec. 31, 2002
                                                                           --------------------   ----------------
Operations
  Net investment income (loss)                                                      $ (219,076)        $ (175,669)
  Net realized gain (loss) on investment securities                                    341,813         (1,430,572)
  Net realized gain (loss) on options                                                 (119,848)                 -
  Change in net unrealized appreciation (depreciation)                               2,624,840         (1,652,375)
                                                                           --------------------   ----------------
  Net increase (decrease) in net assets resulting from operations                    2,627,729         (3,258,616)
                                                                           --------------------   ----------------
Capital Share Transactions
  Proceeds from shares sold                                                          4,424,945          3,506,963
  Reinvestment of distributions                                                              -                  -
  Amount paid for shares repurchased                                                (4,075,912)        (4,566,567)
                                                                           --------------------   ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                           349,033         (1,059,604)
                                                                           --------------------   ----------------
Total Increase (Decrease) in Net Assets                                              2,976,762         (4,318,220)
                                                                           --------------------   ----------------

Net Assets
  Beginning of period                                                                5,974,640         10,292,860
                                                                           --------------------   ----------------
  End of period [including accumulated net
    investment income (loss) of  $0 and $0, respectively]                          $ 8,951,402        $ 5,974,640
                                                                           ====================   ================

Capital Share Transactions
  Shares sold                                                                          329,999            289,623
  Shares issued in reinvestment of distributions                                             -                  -
  Shares repurchased                                                                  (315,671)          (403,219)
                                                                           --------------------   ----------------

  Net increase (decrease) from capital transactions                                     14,328           (113,596)
                                                                           ====================   ================


See accompanying notes which are an integral part of the financial statements.

ACM Convertible Securities Fund
Financial Highlights

                                            Year ended        Year ended       Year ended        Year ended       Year ended
                                          December 31, 2003 December 31, 2002December 31, 2001 December 31, 2000December 31, 1999
                                          ---------------   ---------------  ----------------  ---------------  ---------------

Selected Per Share Data
Net asset value, beginning of period             $ 11.04           $ 15.72           $ 21.31          $ 25.00          $ 15.36
                                          ---------------   ---------------  ----------------  ---------------  ---------------
Income from investment operations
  Net investment income (loss)                     (0.40)            (0.27)            (0.52)           (0.58)           (0.11)
  Net realized and unrealized gain (loss)           5.47             (4.41)            (5.07)           (3.11)           14.49
                                          ---------------   ---------------  ----------------  ---------------  ---------------
Total from investment operations                    5.07             (4.68)            (5.59)           (3.69)           14.38
                                          ---------------   ---------------  ----------------  ---------------  ---------------
Less Distributions to shareholders:
  From net realized gain                               -                 -                 -                -            (4.74)
                                          ---------------   ---------------  ----------------  ---------------  ---------------
Total distributions                                    -                 -                 -                -            (4.74)
                                          ---------------   ---------------  ----------------  ---------------  ---------------

Net asset value, end of period                   $ 16.11           $ 11.04           $ 15.72          $ 21.31          $ 25.00
                                          ===============   ===============  ================  ===============  ===============

Total Return                                      45.92%           -29.77%           -26.23%          -14.76%           94.61%

Ratios and Supplemental Data
Net assets, end of period (000)                  $ 8,951           $ 5,975          $ 10,293         $ 18,966         $ 15,960
Ratio of expenses to average net assets            2.24%             2.28%             2.37%            2.25%            2.10%
Ratio of expenses to average net assets
   before waiver & reimbursement                   2.24%             2.28%             2.37%            2.28%            2.10%
Ratio of net investment income to
   average net assets                             (2.94)%           (2.23)%           (3.07)%          (2.30)%          (0.59)%
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                                (2.94)%           (2.23)%           (3.07)%          (2.33)%          (5.90)%
Portfolio turnover rate                           57.93%            43.59%            26.17%           47.83%           32.89%

(a)  See note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                                December 31, 2003

NOTE 1. ORGANIZATION

ACM Convertible Securities Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002, under the name Ariston Convertible Securities Fund. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired all the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free organization. On May 2, 2003 the Fund changed its name from Ariston Convertible Securities Fund to ACM Convertible Securities Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is total return. The investment advisor to the Fund is Ariston Capital Management Corporation (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and are recorded on ex-dividend date. The Fund intends to distribute its net

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. For the year ended December 31, 2003, $219,076 of net investment loss was reclassified to reduce paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Ariston Capital Managament Corporation. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 2.25% of the average value of its daily net assets minus the expenses of the non-interested trustees and any 12b-1 fees (there were none). It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2003, the Advisor earned a fee of $165,540 from the Fund. At December 31, 2003, the Fund owed the Advisor $12,133 for its advisory services. For the period January 1, 2004 through December 31, 2004, the Advisor contractually has agreed to waive its advisory fee and/or reimburse the Fund's operating expenses, but only to the extent necessary to maintain the Fund's total annual operating expenses, not including any 12b-1 fees, brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 2.25% of its average daily net assets for the period.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., (the "Distributor") a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2003, purchases and sales of investment securities, other than short-term investments and U.S. government obligations were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations             $        -
     Other                                    4,404,859
Sales
     U.S. Government Obligations             $        -
     Other                                    4,228,525

As of December 31, 2003, the net unrealized appreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation        $ 3,984,196
Gross (Depreciation)          (31,832)
                        --------------
Net Appreciation
   on Investments         $ 3,952,364
                        ==============

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $5,009,271.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, no shareholder held over 25% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $3,993,642, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

        Year of Expiration           Amount
        ---------------------   ---------------
              2008                 $ 132,309
              2009                 2,430,761
              2010                 1,430,572

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

                         ACM Convertible Securities Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions in the fiscal years ended December 31, 2003 and 2002.

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)             $        -
Undistributed long-term capital gain/(accumulated losses)      (4,126,470)
Unrealized appreciation/(depreciation)                          3,952,364

                                                           ---------------
                                                               $ (174,106)
                                                           ===============

NOTE 9. CHANGE IN ACCOUNTANTS

On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Trust's independent auditor for the 2003 fiscal year. The Trust's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

Crowe Chizek's reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
ACM Convertible Securities Fund
(A Series of the Unified Series Trust)

We have audited the accompanying statement of assets and liabilities of the ACM Convertible Securities Fund, including the schedule of investments as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the ACM Convertible Securities Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates, CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 22, 2004

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Funds since 1995, and AmeriPrime Advisors Trust since July
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002  and AmeriPrime Advisors Trust since November
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, December 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds since December 2002 and
                                                      AmeriPrime Advisors Trust since November 2002.  Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Chairman of Unified Financial Services, Inc. since 1989, Chief
                                                 Executive Officer from 1989 to 1992 and 1994 to April 2002, and
Chairman, President, October 2002 to present     President from November 1997 to April 2000. Trustee of AmeriPrime
Asst. Secretary, December 2003 to present        Advisors Trust since November 2002, and AmeriPrime Funds since
                                                 December 2002. Trustee of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald C. Tritschler (1952)****                  Chief Executive Officer, Director and legal counsel of The Webb
                                                 Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Advisors Trust since November 2002 and
                                                 AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since
                                                 June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer,           administrator and Distributor; Director, Unified Financial
December 2002 to present                         Services, Inc., from 1989 to March 2002.  CFO of AmeriPrime Funds and  AmeriPrime Advisors Trust since October 2002.  CFO of CCMI
                                                 Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust since
Secretary, December 2003 to present              December 2003.
------------------------------------------------ ---------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 30 series.

*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the Distributor of certain series in the Fund Complex.

**** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 387-2273 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how
to  vote  proxies  relating  to  portfolio   securities  is  available   without
charge upon request by calling the Fund at (888) 387-2273.


TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Ariston Capital Management Corporation
40 Lake Bellevue Drive
Suite 220
Bellevue, WA 98005

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
McCurdy & Associates CPA's, Inc.
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

                                GJMB Growth Fund








                                  Annual Report


                                December 31, 2003







                                  Fund Advisor:

                          Gamble, Jones, Morphy & Bent
                     301 East Colorado Boulevard, Suite 802
                           Pasadena, California 91101





For a prospectus and more information, including charges and expenses call 1-888-912-4562. The Prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc., Member NASD, SIPC, 431 N. Pennsylvania St. Indianapolis, IN 46204.

                       Management's Discussion & Analysis

Dear Fellow Shareholders,

     Clearly 2003 ended up being one of the strongest years for the stock market in several decades. When all of the dust had settled, it seemed to many investors that the era of double-digit equity returns was back. While we feel that our Fund's returns were certainly competitive for 2003, there is no question that a more aggressive market stance could have greatly enhanced our results for the year. While we credited the "defensive posture:" of the fund with helping to maintain our clients' capital during the three negative years prior to 2003, it was this continued cautious stance that caused our Fund to lag behind the returns achieved by the overall market in 2003. As noted in our comments from the 2002 Annual Report, the cash level of the fund at times can approach 50% of the fund's capital and at year-end we were still maintaining an allocation to cash and cash equivalents of just over 30%. While this stance certainly caused us to give back a bit of our outperformance relative to the S&P 500 which we achieved in 2002, we are still comfortable that our fund is appropriate for conservative, long term investors. We believe that our fund has been able to provide long term results that have been superior to the overall stock market, yet our shareholders have experienced a notably lower level of volatility.

     As 2004 unfolds, we certainly believe that the stock market will have more than its fair share of information to digest. First, it's an election year, and as always, the powers that control the policies will do everything within their control to improve the overall economic outlook. The Federal Reserve has also begun to telegraph their intentions to begin moving rates higher, yet we believe that any moves will be very subtle, at least through the election. Terrorism will continue to keep investors on the edge of their seats and when combined with a ballooning federal deficit and an ever- weakening dollar, we believe that there are still reasons to maintain a somewhat defensive posture in our Fund. Given the market's experiences over the past nine months combined with our view that in general 2004 should be a decent year for the overall stock market, we are certainly inclined to be moving in the direction of a more fully invested portfolio. Yet, from a timing standpoint, we truly believe that some of the spectacular results from 2003 need to be digested a bit before this market heads higher. During the first month of 2004, the stock market did eek out a nominal return, which if the statistics hold true, should bode well for another positive year.

     We are optimistic about the outlook for 2004 and would like to thank you again for your continued confidence and support of our investment strategy.

         Best regards,



         Gary A. Pulford
         Fund Portfolio Manager
         Principal, Gamble, Jones, Morphy & Bent

                                GJMB Growth Fund

                          Average Annual Total Returns
                      (for periods ended December 31, 2003)

                                                              Since Inception
                   One Year      Three Year     Five Year   (December 31, 1998)
                 ------------  -------------  ------------  -------------------

GJMB Growth Fund    18.47%         -3.63%         0.44%           0.44%

S&P 500 Index       28.66%         -4.06%        -0.58%          -0.58%

The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that an investor may pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future investment results. Due to market volatility, current performance may be higher or lower than the performance shown above.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio.

  Comparison of the Growth of a $10,000 Investment in the GJMB Growth Fund and
                                the S&P 500 Index

                                         GJMB            S&P

                      12/1/98        10,000.00       10,000.00
                     12/31/99        12,558.84       12,104.00
                     12/31/00        11,421.72       11,002.29
                     12/31/01        10,117.10        9,695.67
                     12/31/02         8,629.90        7,551.27
                     12/31/03        10,223.49        9,715.17

The chart above assumes an initial investment of $10,000 made on December 31, 1998 (commencement of Fund operations) and held through December 31, 2003. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

For a prospectus and more information, including charges and expenses call 1-888-912-4562. The prospectus should be read carefully before investing. The Fund's inception date is December 31, 2998. Distributed by Unified Financial Securities, Inc., Member NASD/SIPC.

GJMB Growth Fund
Schedule of Investments
December 31, 2003

Common Stocks - 68.98%                                                                Shares                Value
                                                                                   --------------      ----------------

Aircraft - 2.12%
Boeing Co.                                                                               7,000          $    294,980
                                                                                                     ----------------

Beverages - 4.19%
Coca-Cola Co.                                                                           11,500               583,625
                                                                                                     ----------------

Biological Products (No Diagnostic Substances) - 2.88%
Amgen, Inc.  (a)                                                                         6,500               401,700
                                                                                                     ----------------

Diversified - 3.24%
Honeywell International, Inc.                                                           13,500               451,305
                                                                                                     ----------------

Federal & Federally - Sponsored Credit Agencies - 1.89%
Federal National Mortgage Association                                                    3,500               262,710
                                                                                                     ----------------

Fire, Marine & Casualty Insurance - 1.90%
American International Group, Inc.                                                       4,000               265,120
                                                                                                     ----------------

National Commercial Banks - 1.87%
MBNA Corp.                                                                              10,500               260,925
                                                                                                     ----------------

Oil & Gas - 3.38%
Royal Dutch Petroleum Co. (c)                                                            9,000               471,510
                                                                                                     ----------------

Paper Mills - 2.76%
Kimberly-Clark Corp.                                                                     6,500               384,085
                                                                                                     ----------------

Petroleum Refining - 3.10%
ChevronTexaco Corp.                                                                      5,000               431,950
                                                                                                     ----------------

Pharmaceutical Preparations - 15.74%
Bristol-Myers Squibb Inc.                                                               16,000               457,600
Johnson & Johnson                                                                       17,000               878,220
Merck & Co., Inc.                                                                        9,000               415,800
Pfizer, Inc.                                                                            12,500               441,625
                                                                                                     ----------------
                                                                                                           2,193,245
                                                                                                     ----------------

Retail - Lumber & Other Building Materials Dealers - 4.07%
Home Depot, Inc.                                                                        16,000               567,840
                                                                                                     ----------------

Retail - Variety Stores - 4.00%
Costco Wholesale Corp. (a)                                                              15,000               557,700
                                                                                                     ----------------

Savings Institutions, Not Federally Chartered - 2.88%
Washington Mutual, Inc.                                                                 10,000               401,200
                                                                                                     ----------------

Semiconductors & Related Devices - 3.91%
Intel Corp.                                                                             11,000               354,200
Texas Instruments, Inc.                                                                  6,500               190,970
                                                                                                     ----------------
                                                                                                             545,170
                                                                                                     ----------------


See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Schedule of Investments - continued
December 31, 2003

Common Stocks - 68.98% - continued                                                  Shares                Value
                                                                                 --------------      ----------------

Services - Miscellaneous Amusement & Recreation - 2.51%
Walt Disney Co.                                                                         15,000             $ 349,950
                                                                                                     ----------------

Services - Prepackaged Software - 2.47%
Microsoft Corp.                                                                         12,500               344,250
                                                                                                     ----------------

Telephone Communications (No Radiotelephone) - 6.07%
AT&T Corp.                                                                              17,500               355,250
Verizon Communications, Inc.                                                            14,000               491,120
                                                                                                     ----------------
                                                                                                             846,370
                                                                                                     ----------------

TOTAL COMMON STOCKS (Cost $8,293,163)                                                                      9,613,635
                                                                                                     ----------------
                                                                                   Principal
                                                                                    Amount
                                                                                 --------------
U.S. Treasury & Agency Obligations - 21.49%
Federal Home Loan Bank Discount Note, 0.00%, 3/3/2004                                3,000,000             2,994,908
                                                                                                     ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $2,994,908)                                                 2,994,908
                                                                                                     ----------------

Money Market Securities - 21.53%
Huntington U.S. Treasury Money Market Fund - Investment Shares, 0.20% (b)            3,000,000             3,000,000
                                                                                                     ----------------

TOTAL INVESTMENTS (Cost $3,000,000) - 112.00%                                                              3,000,000
                                                                                                     ----------------

TOTAL INVESTMENTS (Cost $14,288,071) - 112.00%                                                         $  15,608,543
                                                                                                     ----------------

Liabilities in excess of cash and other assets - (12.00%)                                                 (1,672,075)
                                                                                                     ----------------

TOTAL NET ASSETS - 100.00%                                                                             $  13,936,468
                                                                                                     ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at December 31, 2003.
(c) American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Assets and Liabilities
December 31, 2003



Assets
Investments in securities, at value (cost $14,288,071)                                                       $ 15,608,543
Interest receivable                                                                                                 1,084
Dividends receivable                                                                                               15,046
                                                                                                       -------------------
     Total assets                                                                                              15,624,673
                                                                                                       -------------------

Liabilities
Payable to custodian                                                                                            1,671,396
Accrued advisory fees                                                                                              15,437
Payable for fund shares purchased                                                                                     428
Other payables and accrued expenses                                                                                   944
                                                                                                       -------------------
     Total liabilities                                                                                          1,688,205
                                                                                                       -------------------

Net Assets                                                                                                   $ 13,936,468
                                                                                                       ===================

Net Assets consist of:
Paid in capital                                                                                                15,711,298
Accumulated net investment income (loss)                                                                            9,056
Accumulated net realized gain (loss) on investments                                                            (3,104,358)
Net unrealized appreciation (depreciation) on investments                                                       1,320,472
                                                                                                       -------------------

Net Assets,                                                                                                  $ 13,936,468
                                                                                                       ===================

Net Asset Value
Offering price and redemption price per share ($13,936,468 / 1,432,237 shares outstanding)                         $ 9.73
                                                                                                       ===================

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statement of Operations
Year ended December 31, 2003



Investment Income
Dividend income                                                                                    $ 147,361
Interest income                                                                                       12,536
                                                                                            -----------------
  Total Income                                                                                       159,897
                                                                                            -----------------

Expenses
Investment advisor fee                                                                               141,370
Trustee expenses                                                                                       1,902
                                                                                            -----------------
  Total Expenses                                                                                     143,272
Reimbursed expenses (a)                                                                               (1,902)
                                                                                            -----------------
Total operating expenses                                                                             141,370
                                                                                            -----------------
Net Investment Income (Loss)                                                                          18,527
                                                                                            -----------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                   (198,328)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                        2,201,293
                                                                                            -----------------
Net realized and unrealized gain (loss) on investment securities                                   2,002,965
                                                                                            -----------------
Net increase (decrease) in net assets resulting from operations                                  $ 2,021,492
                                                                                            =================

(a) See note 3 to the financial statements.

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Statements of Changes In Net Assets


                                                                                              Year ended       Year ended
Increase (Decrease) in Net Assets                                                            Dec. 31, 2003    Dec. 31, 2002
                                                                                            ----------------  --------------
Operations
  Net investment income (loss)                                                                     $ 18,527        $ 27,907
  Net realized gain (loss) on investment securities                                                (198,328)     (2,180,318)
  Change in net unrealized appreciation (depreciation)                                            2,201,293         147,063
                                                                                            ----------------  --------------
  Net increase (decrease) in net assets resulting from operations                                 2,021,492      (2,005,348)
                                                                                            ----------------  --------------
Distributions
  From net investment income                                                                        (37,378)              -
  From net realized gain                                                                                  -               -
                                                                                            ----------------  --------------
  Total distributions                                                                               (37,378)              -
                                                                                            ----------------  --------------
Capital Share Transactions
  Proceeds from shares sold                                                                       2,126,655       4,108,253
  Reinvestment of distributions                                                                      37,171               -
  Amount paid for shares repurchased                                                             (1,260,044)     (3,062,150)
                                                                                            ----------------  --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                        903,782       1,046,103
                                                                                            ----------------  --------------
Total Increase (Decrease) in Net Assets                                                           2,887,896        (959,245)
                                                                                            ----------------  --------------

Net Assets
  Beginning of period                                                                            11,048,572      12,007,817
                                                                                            ----------------  --------------
  End of period [including accumulated net
    investment income (loss) of  $9,056 and $27,907, respectively]                             $ 13,936,468    $ 11,048,572
                                                                                            ================  ==============

Capital Share Transactions
  Shares sold                                                                                       234,917         454,427
  Shares issued in reinvestment of distributions                                                      4,291               -
  Shares repurchased                                                                               (147,702)       (357,018)
                                                                                            ----------------  --------------

  Net increase (decrease) from capital transactions                                                  91,506          97,409
                                                                                            ================  ==============

See accompanying notes which are an integral part of the financial statements.

GJMB Growth Fund
Financial Highlights

                                            Year            Year          Period          Year         Year       Period
                                            ended           ended          ended          ended       ended       ended
                                          12/31/03        12/31/02       12/31/01 (b)    6/30/01     6/30/00     6/30/99 (a)
                                        --------------  -------------- --------------   ----------  ----------- -----------

Selected Per Share Data
Net asset value, beginning of period           $ 8.24          $ 9.66        $ 10.01      $ 12.68      $ 11.02     $ 10.00
                                        --------------  -------------- --------------   ----------  ----------- -----------
Income from investment operations
  Net investment income (loss)                   0.01            0.02           0.01         0.05         0.05        0.02
  Net realized and unrealized gain (loss)        1.51           (1.44)         (0.30)       (2.33)        1.67        1.00
                                        --------------  -------------- --------------   ----------  ----------- -----------
Total from investment operations                 1.52           (1.42)         (0.29)       (2.28)        1.72        1.02
                                        --------------  -------------- --------------   ----------  ----------- -----------
Less Distributions to Shareholders:
  From net investment income                    (0.03)              -          (0.05)       (0.05)       (0.02)          -
  From net realized gain                            -               -          (0.01)       (0.34)       (0.04)          -
                                        --------------  -------------- --------------   ----------  ----------- -----------
Total distributions                             (0.03)              -          (0.06)       (0.39)       (0.06)          -
                                        --------------  -------------- --------------   ----------  ----------- -----------

Net asset value, end of period                 $ 9.73          $ 8.24         $ 9.66      $ 10.01      $ 12.68     $ 11.02
                                        ==============  ============== ==============   ==========  =========== ===========

Total Return                                   18.47%         -14.70%         -2.93% (c)  -18.19%       15.61%      10.20% (c)

Ratios and Supplemental Data
Net assets, end of period (000)              $ 13,936        $ 11,049       $ 12,008     $ 12,697     $ 12,967     $ 6,502
Ratio of expenses to average net assets         1.20%           1.20%          1.20% (d)    1.20%        1.20%       1.20% (d)
Ratio of expenses to average net assets
   before waiver & reimbursement                1.21%           1.22%          1.22% (d)    1.23%        1.22%       1.25% (d)
Ratio of net investment income to
   average net assets                           0.16%           0.24%          0.27% (d)    0.40%        0.40%       0.34% (d)
Ratio of net investment income to
   average net assets before waiver
   & reimbursement                              0.15%           0.22%          0.25% (d)    0.38%        0.38%       0.28% (d)
Portfolio turnover rate                        81.15%         115.69%         40.72%       59.92%       16.99%      24.26%

(a) For the period December 31, 1998 (Commencement of Operations) through June 30, 1999.

(b) The fund elected to change its fiscal year to December 31. The figures shown are for the period July 1, 2001 to December 31, 2001

(c)  For periods of less than a full year, total return is not annualized.

(d)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                GJMB Growth Fund
                        Notes to the Financial Statements
                                December 31, 2003

NOTE 1. ORGANIZATION

GJMB Growth Fund (the "Fund") was organized as a diversified series of the Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003 the Fund acquired all of the assets and liabilities of the GJMB Growth Fund, a series of the AmeriPrime Funds (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 31, 1998. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The investment objective of the Fund is long-term capital appreciation. The investment advisor to the Fund is Gamble, Jones, Morphy & Bent (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market generally are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to qualify each year as a "regulated investment company" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis and are recorded on ex-dividend date. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are

                                GJMB Growth Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Fund is Gamble, Jones, Morphy & Bent. Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested Trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee at the annual rate of 1.20% of the average value of its daily net assets. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Advisor. For the fiscal year ended December 31, 2003, the Advisor earned a fee of $141,370 from the Fund. The Advisor has contractually agreed to reimburse the Fund for all fees and expenses of the non-interested trustees through October 31, 2004. For the fiscal year ended December 31, 2003, the Advisor waived fees of $1,902. At December 31, 2003, the Fund owed the Advisor $15,437 for its advisory services.

The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc.

Unified Financial Securities, Inc., (the "Distributor"), a wholly owned subsidiary of Unified Financial Services, Inc., acts as the principal distributor of the Fund's shares. There were no payments made by the Fund to the Distributor during the fiscal year ended December 31, 2003. A Trustee and officers of the Trust are a director and/or officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor and Unified), and may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended December 31, 2003, purchases and sales of investment securities, other than short-term investments and U.S. government obligations were as follows:

                                           Amount
                                      ------------------
Purchases
     U.S. Government Obligations             $        -
     Other                                    6,251,831
Sales
     U.S. Government Obligations             $        -
     Other                                    5,472,173

                                GJMB Growth Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 4. INVESTMENTS - continued

As of December 31, 2003, the net unrealized appreciation of investments for tax purposes were as follows:

                           Amount
                        --------------
Gross Appreciation        $ 1,037,198
Gross (Depreciation)           (4,150)
                        --------------
Net Appreciation
   on Investments         $ 1,033,048
                        ==============

At December 31, 2003, the aggregate cost of securities, for federal income tax purposes was $14,575,495. The difference between book cost and tax cost consists of wash sales in the amount of $287,424.

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2003, Charles Schwab & Co., held in an omnibus account for the benefit of its customers, over 74% of the Fund's shares.

NOTE 7. CAPITAL LOSS CARRYFORWARD

At December 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,822,541, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration            Amount
---------------------   ---------------
     June 2009                $ 41,955
   December 2009               446,293
   December 2010             2,108,399
   December 2011               225,894

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

For the fiscal year ended December 31, 2003, the Fund paid distributions from income in the amount of $0.0274 per share.

                                GJMB Growth Fund
                        Notes to the Financial Statements
                          December 31, 2003 - continued

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid in 2003 and 2002 was as follows:

                                       2003               2002
                                 ---------------     ---------------
Distributions paid from:
    Ordinary Income                     $ 37,378           $       -
    Short-term Capital Gain                    -                   -
    Long-Term Capital Gain                     -                   -

                                  --------------     ----------------
                                        $ 37,378           $       -
                                  ===============    ================

As of December 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/(accumulated losses)                     $ 9,056
Undistributed long-term capital gain/(accumulated losses)           (2,816,934)
Unrealized appreciation/(depreciation)                               1,033,048

                                                             ------------------
                                                                  $ (1,774,830)
                                                             ==================


The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

NOTE 9. CHANGE IN ACCOUNTANTS

On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Trust's independent auditor for the 2003 fiscal year. The Trust's selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

Crowe Chizek's reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Fund and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

                          INDEPENDENT AUDITOR'S REPORT



To The Shareholders and
Board of Trustees
GJMB Growth Fund
(a series of the Unified Series Trust)

We have audited the accompanying statement of assets and liabilities of the GJMB Growth Fund, including the schedule of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GJMB Growth Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

/s/ McCurdy & Associates, CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
January 22, 2004

Trustees and Officers (Unaudited)

Independent Trustees

----------------------------------------------------- ----------------------------------------------------------------
Name, Address*, (Date of Birth), Position with Fund   Principal Occupation During Past 5 Years and Other
Complex,** Term of Position with Trust                Directorships
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Gary E. Hippenstiel (1947)                            Director, Vice President and Chief Investment Officer of
                                                      Legacy Trust Company, N.A. since 1992. Trustee of AmeriPrime
Trustee, December 2002 to present                     Funds since 1995, and AmeriPrime Advisors Trust since July
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Stephen A. Little (1946)                              President and founder, The Rose, Inc., a registered investment advisor, since April 1993. Trustee of AmeriPrime Funds since
Trustee, December 2002 to present                     December 2002  and AmeriPrime Advisors Trust since November
                                                      2002. Trustee of CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------
----------------------------------------------------- ----------------------------------------------------------------
Daniel J. Condon (1950)                               Vice President and General Manager, International Crankshaft
                                                      Inc., an automotive equipment manufacturing company, 1990 to
Trustee, December 2002 to present                     present; Trustee, The Unified Funds, from 1994 to 2002;
                                                      Trustee, Star Select Funds, a REIT mutual fund, from 1997 to
                                                      2000. Trustee of AmeriPrime Funds since December 2002 and
                                                      AmeriPrime Advisors Trust since November 2002.  Trustee of
                                                      CCMI Funds since June 2003.
----------------------------------------------------- ----------------------------------------------------------------

Interested Trustees and Principal Officers

------------------------------------------------ ---------------------------------------------------------------------
Name, (Date of Birth), Position with Fund        Principal Occupation During Past 5 Years
Complex,** Term of Position with Trust           and Other Directorships
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Timothy L. Ashburn (1950)***                     Chairman of Unified Financial Services, Inc. since 1989, Chief
                                                 Executive Officer from 1989 to 1992 and 1994 to April 2002, and
Chairman, President, October 2002 to present     President from November 1997 to April 2000. Trustee of AmeriPrime
and Asst. Secretary, December 2003 to present    Advisors Trust since November 2002, and AmeriPrime Funds since
                                                 December 2002. Trustee of CCMI Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Ronald C. Tritschler (1952)****                  Chief Executive Officer, Director and legal counsel of The Webb
                                                 Companies, a national real estate company, from 2001 to present;
Trustee, December 2002 to present                Executive Vice President and Director of The Webb Companies from
                                                 1990 to 2000; Director, The Lexington Bank, from 1998 to present;
                                                 Director, Vice President and legal counsel for The Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
                                                 Trustee of AmeriPrime Advisors Trust since November 2002 and
                                                 AmeriPrime Funds since December 2002.  Trustee of CCMI Funds since
                                                 June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Thomas G. Napurano (1941)                        Chief Financial Officer and Executive Vice President of Unified
                                                 Financial Services, Inc., the parent company of the Trust's
Chief Financial Officer and Treasurer,           administrator and Distributor; Director, Unified Financial
December 2002 to present                         Services, Inc., from 1989 to March 2002.  CFO of AmeriPrime Funds and  AmeriPrime Advisors Trust since October 2002.  CFO of CCMI
                                                 Funds since June 2003.
------------------------------------------------ ---------------------------------------------------------------------
------------------------------------------------ ---------------------------------------------------------------------
Carol Highsmith (1964)                           Employed by Unified Fund Services, Inc. (November 1994 to present).
                                                 Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust since
Secretary, December 2003 to present              December 2003.

------------------------------------------------ ---------------------------------------------------------------------

* The address for each of the trustees and officers is 431 N. Pennslyvania, Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex consists of 30 series.

*** Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the Distributor of certain series in the Fund Complex.

**** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the Distributor of certain series in the Fund Complex.

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (888) 912-4562 to request a copy of the SAI or to make shareholder inquiries.

                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Fund at (888) 912-4562.


TRUSTEES
Timothy L. Ashburn, Chairman
Gary E. Hippenstiel
Stephen A. Little
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Timothy L. Ashburn, President and Asst. Secretary
Thomas G. Napurano, Chief Financial Officer and Treasurer
Carol J. Highsmith, Secretary

INVESTMENT ADVISOR
Gamble, Jones, Morphy & Bent
301 East Colorado Blvd.
Suite 802
Pasedena, CA 91101

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, Indiana 46204

INDEPENDENT ACCOUNTANTS
27955 Clemens Rd.
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125


This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3)  Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5)  Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

 Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees

         ACM Convertible Securities Fund
         FY       2003            $ 7,773
         FY       2002            $ 6,641

         GJMB Growth Fund
         FY       2003            $ 8,388
         FY       2002            $ 7,241


(b)  Audit-Related Fees

         ACM Convertible Securities Fund

                                   Registrant                   Adviser

         FY       2003            $         0                $          0
         FY       2002            $         0                $          0
         Nature of the fees:

         GJMB Growth Fund

                                   Registrant                   Adviser

         FY       2003            $         0                $          0
         FY       2002            $         0                $          0
         Nature of the fees:

(c)  Tax Fees

         ACM Convertible Securities Fund

                                    Registrant                  Adviser

         FY       2003            $       650                 $        0
         FY       2002            $       550                 $        0
         Nature of the fees: Preparation of Tax Return

         GJMB Growth Fund

                                    Registrant                  Adviser

         FY       2003            $       650                 $         0
         FY       2002            $       550                 $         0
         Nature of the fees: Preparation of Tax Return

(d)  All Other Fees


         ACM Convertible Securities Fund
                                    Registrant                   Adviser

         FY       2003            $         0                 $        0
         FY       2002            $         0                 $        0
         Nature of the fees:

         GJMB Growth Fund
                                    Registrant                   Adviser

         FY       2003            $         0                 $        0
         FY       2002            $         0                 $        0
         Nature of the fees:

(e)  (1) Audit Committee's Pre-Approval Policies

     The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services1 provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser,2 or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

     (2) Percentages of Services Approved by the Audit Committee

                                    Registrant                   Adviser

          Audit-Related Fees:           0%                         N/A
          Tax Fees:                   100%                         N/A
          All Other Fees:               0%                         N/A

(f) During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

      ACM Convertible Securities Fund
                            Registrant                  Adviser

         FY       2003            $        0                $         0
         FY       2002            $        0                $         0

      GJMB Growth Fund
                            Registrant                  Adviser

         FY       2003            $        0                $         0
         FY       2002            $        0                $         0


(h)  N/A All services were preapproved.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10. Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of January 9, 2003 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)  Code is filed herewith.

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not applicable.

(b)    Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
       Section 906 of the Sarbanes - Oxley Act of 2002 is filed herewith.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By  /s/  Timothy Ashburn
_______________________________________
         Timothy Ashburn, President

Date __________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/  Timothy Ashburn
_______________________________________
         Timothy Ashburn, President

Date ________March 10, 2004____________

By  /s/ Thomas G. Napurano
_______________________________________________________________
         Thomas Napurano, Treasurer and Chief Financial Officer

Date_____February 26, 2004_____________